Operating and non-operating costs	9 Months Ended
Sep. 30, 2025
Operating And Non-operating Costs
Operating and non-operating costs

12.	Operating and non-operating costs:

(a) Operating costs:

	For the three months		For the nine months
	ended September 30,		ended September 30,
	2025	2024	2025	2024

Personnel	$1,720	$1,504	$5,826	$4,239
Purchased services & materials(1)	818	1,686	4,629	3,440
Travel	80	170	399	277
Facilities and other expenses	142	172	507	535
	$2,760	$3,532	$11,361	$8,491

(1)	Purchased services and materials include aircraft costs, project costs, professional and consulting fees, and selling and marketing costs.

(b) Financing costs:

	For the three months		For the nine months
	ended September 30,		ended September 30,
	2025	2024	2025	2024

Interest on bank loan	$-	$1	$1	$5
Interest on government loans	2	4	8	12
Interest on lease obligations	10	22	33	42
Interest on loan payable	7	-	22	-
Interest on accounts payable	1	-	7	1
	$20	$27	$71	$60

Intermap Technologies corporation

Notes to Condensed Consolidated Interim Financial Statements

(In thousands of United States dollars, except per share information)

(Unaudited)

For the three and nine months ended September 30, 2025 and 2024	Page 9